Other operating income - Summary of Other Operating Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Operating Income [Abstract]
Income from grants	€ 2,091	€ 279	€ 295
Income from the reversal of liabilities	0	90	0
Income from related parties	0	27	0
Other	285	39	0
Total	€ 2,376	€ 435	€ 295